CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 1,921,150	$ 1,648,016	$ 1,573,912
Cost of revenue:
Total cost of revenue	624,456	561,952	531,768
Gross profit	1,296,694	1,086,064	1,042,144
Operating expenses:
Research and development, net	271,187	218,182	193,718
Selling and marketing	536,192	445,102	441,687
General and administrative	225,406	180,733	168,022
Total operating expenses	1,032,785	844,017	803,427
Operating income	263,909	242,047	238,717
Financial expenses and other, net	23,290	4,859	4,444
Income before taxes on income	240,619	237,188	234,273
Taxes on income	41,396	40,842	48,369
Net income	$ 199,223	$ 196,346	$ 185,904
Basic earnings per share (in usd per share)	$ 3.15	$ 3.13	$ 2.99
Diluted earnings per share (in usd per share)	$ 2.98	$ 2.98	$ 2.88
Weighted average number of shares (in thousands) used in computing:
Basic earnings per share (in shares)	63,189	62,710	62,120
Diluted earnings per share (in shares)	66,896	65,956	64,661
Cloud
Revenue:
Total revenue	$ 1,018,624	$ 777,331	$ 595,748
Cost of revenue:
Total cost of revenue	410,671	339,985	289,852
Services
Revenue:
Total revenue	660,083	687,532	709,064
Cost of revenue:
Total cost of revenue	191,137	199,803	218,990
Product
Revenue:
Total revenue	242,443	183,153	269,100
Cost of revenue:
Total cost of revenue	$ 22,648	$ 22,164	$ 22,926